Goodwill and Intangibles Level 4 (Details) - Schedule of Intangible Assets (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 14	$ 13	$ 13
Finite-Lived Intangible Assets, Gross	246	230
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(148)	(131)
Intangible Assets, Net (Excluding Goodwill)	81	82
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	112	112
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(78)	(70)
Intangible Assets, Net (Excluding Goodwill)	34	42
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	109	93
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(62)	(54)
Intangible Assets, Net (Excluding Goodwill)	30	22
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25	25
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(8)	(7)
Intangible Assets, Net (Excluding Goodwill)	$ 17	$ 18